Loans Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses, beginning balance	$ 7,208,485	$ 5,926,491
Charge-offs	227,202	379,971
Recoveries	104,808	72,965
Provision for loan losses	624,165	1,589,000
Allowance for loan losses, ending balance	7,710,256	7,208,485
Allowance for loan losses evaluated for impairment, individually	79,978	108,781
Allowance for loan losses evaluated for impairment, collectively	7,630,278	7,099,704
Total ALL evaluted for impairment	7,710,256	7,208,485
Loans evaluated for impairment, individually	8,456,162	7,150,092
Loans evaluated for impairment, collectively	681,532,371	702,205,238
Total, Loans evaluted for impairment	689,988,533	709,355,330
Commercial Real Estate [Member]
Allowance for loan losses evaluated for impairment, individually	0
Unallocated [Member]
Allowance for loan losses, beginning balance	398,913	178,038
Charge-offs	0	0
Recoveries	0	0
Provision for loan losses	140,204	220,875
Allowance for loan losses, ending balance	539,117	398,913
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	539,117	398,913
Total ALL evaluted for impairment	539,117	398,913
Residential real estate - 1st lien [Member]
Allowance for loan losses, beginning balance	1,735,304	1,388,564
Charge-offs	98,704	203,623
Recoveries	7,636	12,856
Provision for loan losses	121,656	537,507
Allowance for loan losses, ending balance	1,765,892	1,735,304
Allowance for loan losses evaluated for impairment, individually	79,978	108,474
Allowance for loan losses evaluated for impairment, collectively	1,685,914	1,626,830
Total ALL evaluted for impairment	1,765,892	1,735,304
Loans evaluated for impairment, individually	3,720,503	4,657,050
Loans evaluated for impairment, collectively	177,595,842	165,850,213
Total, Loans evaluted for impairment	181,316,345	170,507,263
Commercial Real Estates [Member]
Allowance for loan losses, beginning balance	3,854,153	3,181,646
Charge-offs	22,000	(34,200)
Recoveries	27,160	20,000
Provision for loan losses	292,447	686,707
Allowance for loan losses, ending balance	4,151,760	3,854,153
Allowance for loan losses evaluated for impairment, individually		0
Allowance for loan losses evaluated for impairment, collectively	4,151,760	3,854,153
Total ALL evaluted for impairment	4,151,760	3,854,153
Loans evaluated for impairment, individually	4,553,734	1,943,723
Loans evaluated for impairment, collectively	296,405,197	278,600,827
Total, Loans evaluted for impairment	300,958,931	280,544,550
Commercial & industrial [Member]
Allowance for loan losses, beginning balance	842,547	836,766
Charge-offs	18,847	39,148
Recoveries	4,761	1,087
Provision for loan losses	110,586	43,842
Allowance for loan losses, ending balance	939,047	842,547
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	939,047	842,547
Total ALL evaluted for impairment	939,047	842,547
Loans evaluated for impairment, individually	93,362	414,266
Loans evaluated for impairment, collectively	120,840,108	160,653,235
Total, Loans evaluted for impairment	120,933,470	161,067,501
Municipal [Member]
Allowance for loan losses, beginning balance	82,211	0
Charge-offs	0	0
Recoveries	0	0
Provision for loan losses	5,483	82,211
Allowance for loan losses, ending balance	76,728	82,211
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	76,728	82,211
Total ALL evaluted for impairment	76,728	82,211
Loans evaluated for impairment, individually	0	0
Loans evaluated for impairment, collectively	47,955,231	54,807,367
Total, Loans evaluted for impairment	47,955,231	54,807,367
Residential real estate - Jr lien [Member]
Allowance for loan losses, beginning balance	234,896	289,684
Charge-offs	0	28,673
Recoveries	10,821	5,809
Provision for loan losses	(63,703)	(31,924)
Allowance for loan losses, ending balance	182,014	234,896
Allowance for loan losses evaluated for impairment, individually	0	307
Allowance for loan losses evaluated for impairment, collectively	182,014	234,589
Total ALL evaluted for impairment	182,014	234,896
Loans evaluated for impairment, individually	88,563	135,053
Loans evaluated for impairment, collectively	34,271,301	38,012,606
Total, Loans evaluted for impairment	34,359,864	38,147,659
Consumer [Member]
Allowance for loan losses, beginning balance	60,461	51,793
Charge-offs	87,651	74,327
Recoveries	54,430	33,213
Provision for loan losses	28,458	49,782
Allowance for loan losses, ending balance	55,698	60,461
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	55,698	60,461
Total ALL evaluted for impairment	55,698	60,461
Loans evaluated for impairment, individually	0	0
Loans evaluated for impairment, collectively	4,464,692	4,280,990
Total, Loans evaluted for impairment	$ 4,464,692	$ 4,280,990